Statements of Consolidated Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Revenues	$ 11,176	$ 2,900	$ 36,777	$ 52,993
Other income	3,439	1,716	5,804	3,494
Total revenues and other income	14,615	4,616	42,581	56,487
Operating expenses
Cost of revenue	(11,754)	(5,827)	(19,899)	(10,428)
Research and development expenses	(31,147)	(22,862)	(62,338)	(43,587)
Selling, general and administrative expenses	(9,343)	(9,070)	(18,219)	(21,213)
Other operating income (expenses)	150	111	488	86
Total operating expenses	(52,096)	(37,647)	(99,968)	(75,142)
Operating income (loss)	(37,481)	(33,031)	(57,387)	(18,655)
Net Financial gain (loss)	(4,129)	(2,821)	431	(635)
Income tax	0	0	0	0
Net income (loss)	(41,610)	(35,852)	(56,956)	(19,290)
Attributable to shareholders of Cellectis	(39,919)	(32,263)	(51,787)	(12,221)
Attributable to non-controlling interests	$ (1,691)	$ (3,589)	$ (5,169)	$ (7,069)
Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis
Basic net income (loss) attributable to shareholders of Cellectis per share ($ /share)	$ (0.88)	$ (0.76)	$ (1.17)	$ (0.29)
Diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share)	$ (0.88)	$ (0.76)	$ (1.17)	$ (0.29)